Intangible assets, net - Finite-Lived Intangible Assets Amortization Expense (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 135.1	€ 133.0	€ 123.5
Cost of Sales
Finite-Lived Intangible Assets [Line Items]
Amortization	105.9	107.8	101.8
R&D Costs
Finite-Lived Intangible Assets [Line Items]
Amortization	18.2	14.5	12.0
SG&A
Finite-Lived Intangible Assets [Line Items]
Amortization	€ 11.0	€ 10.7	€ 9.7